Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000219140 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219140 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219140 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219140 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219140 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219140 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219140 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219140 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219140 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219140 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219140 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000219140 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219140 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219140 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219140 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219140 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219140 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219140 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219140 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005463 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005463 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005463 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005463 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005463 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005463 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005463 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005463 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005463 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005463 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000005463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005463 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%